Property, Equipment and Software, Net - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, Equipment and Software, Net
Depreciation expenses	¥ 13,417	$ 1,889	¥ 22,837	¥ 17,906
Impairment charges	¥ 0		¥ 0	¥ 0